UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-07495

Name of Registrant: TRANSAMERICA PARTNERS FUNDS GROUP II

Address of Principal Executive Offices:

570 Carillon Parkway

St. Petersburg, Florida 33716

Name and address of agent of service:

Tane T. Tyler

4600 Syracuse St., Suite 1100

Denver, Colorado 80237

Registrant’s telephone number including area code:

(720) 493-4256

Date of reporting period:

07/01/2013 - 06/30/2014

Transamerica Partners Funds Group II

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Money Market

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying fund’s voting record for the reporting period, please refer to the Form N-PX for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Partners Funds Group II

Transamerica Asset Allocation - Short Horizon

Transamerica Asset Allocation - Short/Intermediate Horizon

Transamerica Asset Allocation - Intermediate Horizon

Transamerica Asset Allocation - Intermediate/Long Horizon

Transamerica Asset Allocation - Long Horizon

Each of the above funds is fully invested in certain series of Transamerica Partners Funds Group. To view each underlying fund’s voting record for the reporting period, please refer to the Form N-PX for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844).

Transamerica Partners Institutional Stock Index

Transamerica Partners Institutional Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX filed for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUND GROUP II
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 22, 2014